DIGITAL ASSETS (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
SCHEDULE OF DIGITAL ASSET HOLDINGS

The following table summarizes the Company’s digital asset holdings (in thousands, except number of bitcoins), as of:

	Six months ended June 30
	2026	2025
Outstanding at beginning of year	91,628	-
Additions (purchases)	-	-
Disposals	-	-
Unrealized loss on digital assets	(30,328)	-
Balance at end of period	61,300	-
Approximate number of bitcoins held	1,047	-

SCHEDULE OF DIGITAL ASSET COST BASIS AND UNREALIZED LOSS ON DIGITAL ASSETS

The following table summarizes the Company’s digital asset cost basis and unrealized loss on digital assets (in thousands) for the periods indicated:

	As of June 30,
	2026	2025
Digital asset cost basis	121,935	-
Digital asset fair value	61,300	-